GENERAL AND ADMINISTRATION (Schedule of General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GENERAL AND ADMINISTRATION [abstract]
General and administration	$ 55,769	$ 50,191
Workers' participation	241	954
General and administrative subtotal	56,010	51,145
Share-based payments	8,063	10,311
Total general and administrative expense	$ 64,073	$ 61,456